Calvert
Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 18.7%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	6,595	$ 6,712,171
Ally Bank Auto Credit-Linked Notes:
Series 2025-B, Class A2, 4.305%, 9/15/33(1)	5,108	5,089,392
Series 2025-B, Class B, 4.501%, 9/15/33(1)	6,308	6,288,024
Series 2026-A, Class C, 4.856%, 3/15/34(1)	3,732	3,729,314
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)	2,035	2,045,473
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	148	147,993
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	1,525	1,532,979
BHG Securitization Trust:
Series 2021-B, Class B, 1.67%, 10/17/34(1)	429	427,761
Series 2024-1CON, Class A, 5.81%, 4/17/35(1)	1,171	1,188,970
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)	16,445	16,513,634
Series 2025-2A, Class B, 6.303%, 8/15/50(1)	2,618	2,609,312
Chase Auto Credit Linked Notes:
Series 2025-1, Class B, 4.753%, 2/25/33(1)	7,198	7,194,778
Series 2025-1, Class C, 4.851%, 2/25/33(1)	2,912	2,909,725
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	3,185	3,204,625
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	10,545	10,544,611
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	4,523	4,564,838
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30(1)	1,236	1,244,158
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	10,515	10,322,365
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	6,036,726
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	3,583	3,548,203
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	5,168,402
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,959,072
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,482,712
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	12,683,388
Driven Brands Funding LLC:
Series 2020-1A, Class A2, 3.786%, 7/20/50(1)	899	886,404
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	6,914	6,681,588
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, 5.23%, 3/20/30(1)	1,448	1,453,976
FHF Issuer Trust:
Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	1,135	1,141,820
Series 2024-1A, Class A2, 5.69%, 2/15/30(1)	711	713,098
FIGRE Trust:
Series 2025-FL1, Class A1, 5.265% to 7/25/28, 7/25/55(1)(2)	5,538	5,531,237
Security	Principal Amount* (000's omitted)	Value
FIGRE Trust: (continued)
Series 2025-FL2, Class A1, 5.053% to 12/25/28, 11/25/55(1)(2)	5,399	$ 5,360,778
GLS Auto Select Receivables Trust:
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	1,303	1,307,687
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	447	449,728
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	9,194	9,285,651
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,219	1,012,571
GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, 5.178%, (30-day SOFR Average + 1.55%), 10/25/55(1)(3)	5,544	5,569,676
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	1,011	1,001,483
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,321	1,304,298
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	7,939	7,879,878
Iskandar Enterprise LLC, Series 2026-1A, Class A21, 5.049%, 4/17/56(1)	5,945	5,917,330
Lendbuzz Securitization Trust:
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	1,438	1,442,808
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	2,542	2,543,147
Series 2025-1A, Class A2, 5.10%, 10/15/30(1)	3,226	3,229,082
Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	10,374	10,390,749
Series 2025-2A, Class B, 5.13%, 11/15/30(1)	4,785	4,757,130
LoanDepot GMSR Trust, Series 2025-GT1, Class A, 6.483%, (1 mo. SOFR + 2.85%), 5/16/30(1)(3)	9,720	9,691,269
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	329	327,553
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	12	11,442
MAPS Trust, Series 2026-1A, Class A, 5.201%, 1/15/51(1)	4,642	4,568,404
Marlette Funding Trust:
Series 2025-1A, Class B, 4.95%, 7/16/35(1)	13,389	13,389,714
Series 2025-1A, Class C, 5.26%, 7/16/35(1)	4,493	4,488,408
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78%, 12/16/30(1)	6,750	6,737,579
MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(1)	2,436	2,442,626
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	1,922	1,517,347
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,050	935,052
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	450	384,978
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	2,248	1,891,812
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,738	1,396,227
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	2,472	1,905,232
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	3,745	3,102,422
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	9,530	1,115,014
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	135	134,826
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	3,831	3,811,681

Calvert
Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 9/25/30(1)	2,804	$ 2,795,908
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,460	6,196,965
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)	3,478	3,483,476
Newtek Small Business Loan Trust, Series 2023-1, Class A, 6.25%, (U.S. (Fed) Prime Rate - 0.50%), 7/25/50(1)(3)	3,718	3,749,391
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	4,615	4,638,635
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,949	2,923,897
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	3,564	3,564,992
OBX Trust, Series 2025-HE1, Class A1, 5.228%, (30-day SOFR Average + 1.60%), 2/25/55(1)(3)	8,356	8,407,290
Octane Receivables Trust, Series 2024-3A, Class A2, 4.94%, 5/20/30(1)	2,592	2,599,052
OneMain Financial Issuance Trust:
Series 2021-1A, Class B, 1.95%, 6/16/36(1)	8,316	7,921,485
Series 2022-2A, Class B, 5.24%, 10/14/34(1)	1,208	1,207,987
Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,118	1,117,647
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)	110	109,739
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	376	370,143
Series 2021-B, Class B, 1.96%, 5/8/31(1)	252	248,523
Series 2021-C, Class A, 2.18%, 10/8/31(1)	3,053	3,012,437
Series 2021-C, Class B, 2.67%, 10/8/31(1)	2,089	2,059,803
Series 2025-C, Class B, 4.93%, 7/8/33(1)	3,160	3,144,563
Oscar U.S. Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(1)	1,611	1,610,203
Pagaya AI Debt Grantor Trust:
Series 2025-1, Class A2, 5.156%, 7/15/32(1)	3,916	3,921,507
Series 2026-4, Class A2, 5.245%, 1/16/34(1)	8,549	8,539,809
Series 2026-R2, Class A2, 5.209%, 2/15/34(1)	6,990	6,972,212
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.27%, 5/15/29(1)	217	215,048
PEAC Solutions Receivables LLC, Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	1,364	1,369,327
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	7,540	7,568,957
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	3,020	3,059,419
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	8,858	8,914,307
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	200	200,630
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.013%, (1 mo. SOFR + 1.364%), 7/25/51(1)(3)	368	367,153
RCKT Trust, Series 2025-2A, Class B, 4.60%, 11/27/34(1)	4,921	4,902,601
Reach ABS Trust, Series 2026-1A, Class B, 4.37%, 2/15/33(1)	2,660	2,643,905
Security	Principal Amount* (000's omitted)	Value
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	8,052	$ 7,976,483
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.248%, (1 mo. SOFR + 1.60%), 10/25/55(1)(3)	8,783	8,848,667
Santander Bank Auto Credit-Linked Notes:
Series 2023-A, Class F, 13.752%, 6/15/33(1)	2,908	2,979,319
Series 2025-A, Class B, 4.484%, 1/16/34(1)	4,063	4,045,603
Series 2025-A, Class C, 4.661%, 1/16/34(1)	2,720	2,709,400
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	5,341	5,115,707
Series 2021-1, Class A2I, 2.865%, 7/30/51(1)	4,015	3,772,250
SERVPRO Master Issuer LLC:
Series 2021-1A, Class A2, 2.394%, 4/25/51(1)	5,994	5,705,036
Series 2025-1A, Class A2, 5.525%, 10/25/55(1)	6,964	6,912,833
SoFi Consumer Loan Program Trust, Series 2025-2, Class B, 4.97%, 6/25/34(1)	6,555	6,572,223
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	4,719	4,441,412
Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44(1)	2,576	2,643,411
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	5,378	5,287,320
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	2,062	2,022,048
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)	5,677	4,383,364
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,302	1,962,086
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	856	653,224
Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,777	914,943
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	6,576	5,897,426
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	1,527	1,397,025
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)	9,500	9,470,537
Tesla Sustainable Energy Business Trust, Series 2026-1A, Class A, 5.31%, 5/20/52(1)	5,100	5,123,463
Theorem Funding Trust, Series 2022-3A, Class B, 8.95%, 4/15/29(1)	5,328	5,335,359
Towd Point Mortgage Trust, Series 2025-HE2, Class A1A, 4.978%, (30-day SOFR Average + 1.35%), 9/25/65(1)(3)	5,621	5,646,292
Truist Bank Auto Credit-Linked Notes:
Series 2025-1, Class B, 4.728%, 9/26/33(1)	5,383	5,366,367
Series 2026-1, Class B, 5.067%, 6/26/34(1)	2,861	2,858,448
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.959%, 12/25/46(1)	7,658	7,575,371
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 1/25/47(1)	1,094	1,085,568

Calvert
Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	8,137	$ 9,300,998
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	2,575	3,458,082
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		10,045	9,637,697
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		3,661	3,633,814
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		5,431	5,073,354
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		3,082	3,014,021
Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.55%, 11/15/27(1)		825	825,087
Willis Engine Structured Trust IX, Series 2025-B, Class A, 5.159%, 12/15/50(1)		6,956	6,907,214
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		523	507,303
Series 2020-A, Class C, 6.657%, 3/15/45(1)		328	324,322
Willis Engine Structured Trust VIII, Series 2025-A, Class A, 5.582%, 6/15/50(1)		7,772	7,800,845
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)		2,095	2,100,521
Total Asset-Backed Securities (identified cost $556,678,670)			$540,981,785

Collateralized Mortgage Obligations — 11.8%

Security	Principal Amount (000's omitted)	Value
Big Sky Funding LLC, 5.75%, 10/20/35(4)	$7,891	$ 7,891,288
Champs Trust:
Series 2024-1, Class A, 11.105%, 7/25/59(1)(5)	3,558	3,643,076
Series 2024-2, Class A, 7.997%, 11/25/59(1)(5)	2,226	2,293,749
Series 2024-3, Class A, 9.05%, 1/25/60(1)(5)	1,974	2,038,266
Chase Home Lending Mortgage Trust:
Series 2025-11, Class A2, 5.50%, 2/25/56(1)(5)	6,737	6,715,575
Series 2026-1, Class A2, 5.50%, 11/25/56(1)(5)	8,046	8,023,394
Series 2026-3, Class A3, 5.50%, 1/25/57(1)(5)	5,354	5,335,724
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(2)	1,490	1,491,778
Federal Home Loan Mortgage Corp.:
Series 406, Class F12, 4.928%, (30-day SOFR Average + 1.30%), 10/25/53(3)	3,489	3,527,023
Series 5326, Class FA, 4.728%, (30-day SOFR Average + 1.10%), 8/25/53(3)	6,426	6,469,306
Series 5379, Class FA, 4.828%, (30-day SOFR Average + 1.20%), 2/25/54(3)	6,557	6,621,241
Series 5397, Class FE, 4.888%, (30-day SOFR Average + 1.26%), 4/25/54(3)	6,616	6,696,236
Series 5410, Class FE, 4.728%, (30-day SOFR Average + 1.10%), 5/25/54(3)	6,013	6,063,951
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5438, Class FE, 4.928%, (30-day SOFR Average + 1.30%), 8/25/54(3)	$2,190	$ 2,209,007
Series 5443, Class FA, 4.828%, (30-day SOFR Average + 1.20%), 8/25/54(3)	5,147	5,188,062
Series 5460, Class FA, 4.678%, (30-day SOFR Average + 1.05%), 10/25/54(3)	6,392	6,428,723
Series 5461, Class FA, 4.578%, (30-day SOFR Average + 0.95%), 10/25/54(3)	5,132	5,149,195
Series 5483, Class FB, 5.058%, (30-day SOFR Average + 1.43%), 12/25/54(3)	7,807	7,883,594
Series 5499, Class FN, 4.628%, (30-day SOFR Average + 1.00%), 2/25/55(3)	3,394	3,393,472
Series 5499, Class FQ, 4.778%, (30-day SOFR Average + 1.15%), 2/25/55(3)	5,837	5,884,152
Series 5513, Class FA, 4.628%, (30-day SOFR Average + 1.00%), 3/25/55(3)	1,307	1,313,210
Series 5527, Class FA, 4.628%, (30-day SOFR Average + 1.00%), 4/25/55(3)	4,745	4,751,892
Series 5529, Class AF, 4.628%, (30-day SOFR Average + 1.00%), 3/25/55(3)	6,985	7,020,018
Series 5556, Class FA, 4.778%, (30-day SOFR Average + 1.15%), 7/25/55(3)	5,496	5,517,246
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA7, Class B2, 11.428%, (30-day SOFR Average + 7.80%), 11/25/41(1)(3)	2,565	2,634,246
Series 2022-DNA2, Class M1A, 4.928%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	441	442,132
Series 2024-HQA1, Class A1, 4.878%, (30-day SOFR Average + 1.25%), 3/25/44(1)(3)	6,522	6,557,204
Federal National Mortgage Association:
Series 2024-25, Class FB, 4.778%, (30-day SOFR Average + 1.15%), 5/25/54(3)	8,182	8,225,347
Series 2024-33, Class KF, 4.578%, (30-day SOFR Average + 0.95%), 1/25/54(3)	3,221	3,243,866
Series 2024-73, Class FA, 4.878%, (30-day SOFR Average + 1.25%), 10/25/54(3)	2,255	2,267,880
Series 2024-76, Class JF, 4.878%, (30-day SOFR Average + 1.25%), 11/25/54(3)	7,162	7,214,811
Series 2024-79, Class FA, 4.728%, (30-day SOFR Average + 1.10%), 11/25/54(3)	3,857	3,871,560
Series 2024-82, Class FY, 4.928%, (30-day SOFR Average + 1.30%), 11/25/54(3)	3,815	3,844,450
Series 2024-84, Class FJ, 5.098%, (30-day SOFR Average + 1.47%), 11/25/54(3)	6,949	6,999,886
Series 2024-95, Class FA, 5.128%, (30-day SOFR Average + 1.50%), 12/25/54(3)	7,613	7,671,534
Series 2025-18, Class WF, 4.728%, (30-day SOFR Average + 1.10%), 9/25/54(3)	7,262	7,319,010
Series 2025-31, Class FB, 4.778%, (30-day SOFR Average + 1.15%), 6/25/54(3)	4,859	4,887,329
Series 2025-63, Class FA, 4.778%, (30-day SOFR Average + 1.15%), 8/25/55(3)	9,614	9,664,344
Series 2025-75, Class FA, 4.678%, (30-day SOFR Average + 1.05%), 9/25/55(3)	7,613	7,637,588
Series 2025-109, Class FC, 4.628%, (30-day SOFR Average + 1.00%), 11/25/54(3)	5,724	5,735,790

Calvert
Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R05, Class 1B1, 7.842%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	$1,742	$ 1,750,084
Series 2019-R06, Class 2B1, 7.492%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	8,255	8,324,300
Series 2019-R07, Class 1B1, 7.142%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	6,907	6,970,335
Series 2020-R02, Class 2B1, 6.742%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	6,160	6,233,690
Series 2021-R01, Class 1B2, 9.628%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	3,995	4,061,755
Government National Mortgage Association:
Series 2023-40, Class FX, 3.854%, (1 mo. SOFR + 0.214%), 9/20/41(3)	9,707	9,630,968
Series 2023-101, Class FM, 4.509%, (30-day SOFR Average + 0.90%), 7/20/53(3)	8,838	8,864,835
Series 2023-116, Class DF, 4.709%, (30-day SOFR Average + 1.10%), 8/20/53(3)	4,991	5,028,917
Series 2023-183, Class FQ, 4.459%, (30-day SOFR Average + 0.85%), 12/20/53(3)	5,363	5,361,930
Series 2024-30, Class LF, 4.609%, (30-day SOFR Average + 1.00%), 2/20/54(3)	3,075	3,086,509
Series 2024-43, Class FB, 4.559%, (30-day SOFR Average + 0.95%), 3/20/54(3)	3,732	3,751,997
Series 2024-146, Class FE, 4.609%, (30-day SOFR Average + 1.00%), 9/20/64(3)	5,431	5,481,671
Series 2024-197, Class GF, 4.609%, (30-day SOFR Average + 1.00%), 12/20/54(3)	4,421	4,440,318
Series 2025-2, Class FB, 4.659%, (30-day SOFR Average + 1.05%), 12/20/54(3)	7,102	7,163,665
Series 2025-134, Class FL, 4.609%, (30-day SOFR Average + 1.00%), 6/20/55(3)	1,354	1,358,135
Series 2025-139, Class FE, 4.709%, (30-day SOFR Average + 1.10%), 8/20/65(3)	6,040	6,063,246
Series 2025-211, Class FE, 4.609%, (30-day SOFR Average + 1.00%), 12/20/65(3)	8,994	9,037,204
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 5.312%, (30-day SOFR Average + 1.70%), 3/20/54(1)(3)	1,714	1,718,365
Series 2024-HE2, Class A1, 4.812%, (30-day SOFR Average + 1.20%), 10/20/54(1)(3)	702	703,723
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	2,082	2,107,451
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.848%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	1,353	1,370,420
Series 2025-GT1, Class A, 6.098%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	5,275	5,306,265
Series 2026-GT1, Class A, 3.648%, (1 mo. SOFR), 5/25/31(1)(3)	4,680	4,703,400
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.092%, (30-day SOFR Average + 1.50%), 12/25/55(1)(3)	5,499	5,523,033
Provident Funding Mortgage Trust:
Series 2025-3, Class A3, 6.00%, 8/25/55(1)(5)	3,711	3,724,884
Series 2025-5, Class A2, 5.50%, 11/25/55(1)(5)	8,498	8,472,139
Security	Principal Amount (000's omitted)	Value
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(5)	$2,419	$ 2,427,162
Radnor Re Ltd., Series 2023-1, Class M1A, 6.328%, (30-day SOFR Average + 2.70%), 7/25/33(1)(3)	2	1,742
Total Collateralized Mortgage Obligations (identified cost $341,427,626)		$ 342,434,298

Commercial Mortgage-Backed Securities — 7.7%

Security	Principal Amount* (000’s omitted)		Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(5)		10,820	$ 10,195,615
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(5)		6,285	5,799,757
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 5.125%, (1 mo. SOFR + 1.50%), 11/15/42(1)(3)		9,225	9,258,167
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.225%, (1 mo. SOFR + 1.60%), 12/15/42(1)(3)		5,491	5,509,672
BX Trust, Series 2025-GW, Class B, 5.475%, (1 mo. SOFR + 1.85%), 7/15/42(1)(3)		8,110	8,153,115
Caister Finance DAC, Series 1A, Class B, 6.197%, (SONIA + 2.45%), 8/17/35(1)(3)	GBP	5,170	6,874,918
COMM Mortgage Trust, Series 2025-167G, Class A, 5.503%, 8/10/40(1)		3,000	2,947,846
CRSNT Trust, Series 2026-MOON, Class A, 5.025%, (1 mo. SOFR + 1.40%), 2/15/43(1)(3)		5,915	5,925,815
CSMC Trust:
Series 2021-BPNY, Class A, 7.455%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		8,845	8,828,887
Series 2022-CNTR, Class A, 7.57%, (1 mo. SOFR + 3.944%), 1/9/25(1)(3)		523	54,894
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(1)(5)		2,601	2,680,101
Extended Stay America Trust:
Series 2025-ESH, Class B, 5.225%, (1 mo. SOFR + 1.60%), 10/15/42(1)(3)		2,933	2,946,143
Series 2025-ESH, Class D, 6.225%, (1 mo. SOFR + 2.60%), 10/15/42(1)(3)		3,211	3,238,357
Series 2026-ESH2, Class C, 5.225%, (1 mo. SOFR + 1.60%), 2/15/43(1)(3)		3,499	3,524,339
Federal National Mortgage Association, Series 2017-M13, Class A2, 3.032%, 9/25/27(5)		3,721	3,661,182
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		4,304	4,325,567
Great Wolf Trust, Series 2024-WOLF, Class A, 5.167%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)		9,312	9,340,996
GSJP Trust, Series 2025-BEDS, Class A, 5.125%, (1 mo. SOFR + 1.50%), 12/15/42(1)(3)		6,960	6,935,385
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.018%, (1 mo. SOFR + 1.393%), 3/15/42(1)(3)		5,195	5,210,578

Calvert
Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 5.566%, (1 mo. SOFR + 1.941%), 5/15/37(1)(3)		7,000	$ 7,015,928
HYT Commercial Mortgage Trust:
Series 2024-RGCY, Class A, 5.467%, (1 mo. SOFR + 1.841%), 9/15/41(1)(3)		6,758	6,775,286
Series 2024-RGCY, Class C, 6.465%, (1 mo. SOFR + 2.84%), 9/15/41(1)(3)		4,186	4,199,422
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 5.875%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)		13,165	13,189,184
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		4,200	154,350
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(5)		1,920	25,200
Series 2026-FUN, Class A, 5.25%, (1 mo. SOFR + 1.65%), 6/15/39(1)(3)		6,815	6,835,478
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A, 5.125%, (1 mo. SOFR + 1.50%), 6/15/39(1)(3)		1,125	1,129,543
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.019%, (1 mo. SOFR + 1.393%), 10/15/40(1)(3)		1,845	1,851,968
NYC Trust, Series 2024-3ELV, Class A, 5.616%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)		7,784	7,797,304
NYO Commercial Mortgage Trust, Series 2021-1290, Class A1, 4.836%, (1 mo. SOFR + 1.209%), 11/15/38(1)(3)		9,050	9,058,865
ORL Trust:
Series 2024-GLKS, Class A, 5.118%, (1 mo. SOFR + 1.493%), 12/15/39(1)(3)		12,874	12,912,554
Series 2024-GLKS, Class B, 5.517%, (1 mo. SOFR + 1.892%), 12/15/39(1)(3)		4,102	4,118,071
Series 2024-GLKS, Class D, 6.416%, (1 mo. SOFR + 2.791%), 12/15/39(1)(3)		3,172	3,194,181
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.522%, 8/10/42(1)(5)		5,550	5,610,216
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, 5.367%, (1 mo. SOFR + 1.741%), 5/15/39(1)(3)		5,313	5,327,495
Sirius Logistics U.K. DAC, Series 2026-1A, Class C, 5.497%, (SONIA + 1.75%), 11/17/35(1)(3)	GBP	4,420	5,876,710
TX Trust, Series 2024-HOU, Class A, 5.217%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)		4,845	4,846,368
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(5)		4,465	4,607,503
U.K. Logistics DAC, Series 2026-2A, Class A, 5.083%, (SONIA + 1.35%), 8/15/36(1)(3)	GBP	5,060	6,725,207
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(5)		5,400	5,420,349
Total Commercial Mortgage-Backed Securities (identified cost $228,890,973)			$222,082,516

Corporate Bonds — 36.5%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.3%
Avient Corp., 7.125%, 8/1/30(1)	2,700	$ 2,751,601
Celanese U.S. Holdings LLC, 7.35%, 11/15/28	7,190	7,493,130
		$ 10,244,731
Communications — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	5,733	$ 5,664,129
5.125%, 5/1/27(1)	4,199	4,192,657
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.65%, 2/1/34	8,100	8,315,211
McGraw-Hill Education, Inc., 5.75%, 8/1/28(1)	4,275	4,259,993
T-Mobile USA, Inc., 2.55%, 2/15/31	14,050	12,751,852
Uber Technologies, Inc., 4.50%, 8/15/29(1)	6,150	6,108,245
Videotron Ltd., 3.625%, 6/15/29(1)	8,400	8,103,521
		$49,395,608
Consumer, Cyclical — 2.6%
Air Canada, 3.875%, 8/15/26(1)	9,404	$9,401,446
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	1,840	1,825,348
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	14,486	14,475,746
Ford Motor Co., 3.25%, 2/12/32	2,453	2,162,934
Ford Motor Credit Co. LLC:
5.113%, 5/3/29	8,950	8,889,545
5.73%, 9/5/30	2,389	2,402,982
General Motors Financial Co., Inc.:
2.35%, 1/8/31	3,482	3,116,832
4.30%, 4/6/29	3,268	3,228,391
4.60%, 1/8/31	3,835	3,783,592
Hyundai Capital America:
4.50%, 9/18/30(1)	9,168	9,005,786
4.55%, 1/8/31(1)	5,024	4,943,264
4.90%, 6/23/28(1)	4,806	4,819,675
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	2,300	2,204,546
4.625%, 12/15/27(1)	6,311	6,284,863
		$76,544,950
Consumer, Non-cyclical — 1.8%
Biogen, Inc., 2.25%, 5/1/30	9,476	$8,652,205
Centene Corp., 4.625%, 12/15/29	7,247	7,033,839
HCA, Inc., 4.60%, 11/15/32	14,600	14,224,831
ICON Investments Six DAC:
5.809%, 5/8/27	6,150	6,199,249
5.849%, 5/8/29	775	792,045
JDE Peet's NV, 1.375%, 1/15/27(1)	4,342	4,262,312
Maple Parent Holdings Corp., 4.75%, 3/26/29(1)	4,506	4,503,868

Calvert
Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Smithfield Foods, Inc., 4.25%, 2/1/27(1)	5,479	$ 5,466,490
		$ 51,134,839
Energy — 0.3%
Raizen Fuels Finance SA, 6.25%, 7/8/32(1)	4,429	$ 2,435,950
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	6,000	5,965,899
		$ 8,401,849
Financial — 26.0%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(6)	7,500	$ 7,542,072
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(6)	6,125	6,355,881
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 5/15/31(1)	4,055	4,019,301
American National Global Funding, 5.25%, 6/3/30(1)	3,450	3,454,802
American National Group, Inc.:
6.00%, 7/15/35	4,000	3,987,134
6.144%, 6/13/32(1)	2,601	2,683,774
Antares Holdings LP:
2.75%, 1/15/27(1)	3,343	3,295,343
3.75%, 7/15/27(1)	5,537	5,438,247
6.625%, 6/10/31(1)	2,172	2,173,117
Athene Global Funding:
5.349%, 7/9/27(1)	12,000	12,085,759
5.38%, 1/7/30(1)	6,977	7,001,527
Athene Holding Ltd., 6.65%, 2/1/33	2,200	2,320,727
Azorra Finance Ltd., 7.75%, 4/15/30(1)	4,290	4,453,393
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	4,213	4,189,513
Banco Santander SA:
5.294%, 8/18/27	1,600	1,612,237
5.588%, 8/8/28	9,000	9,158,479
Bank of America Corp.:
4.456% to 2/6/31, 2/6/32(6)	46,329	45,524,315
4.695% to 4/23/31, 4/23/32(6)	6,907	6,850,384
5.872% to 9/15/33, 9/15/34(6)	3,180	3,324,876
Bank of Montreal, 4.439% to 1/14/31, 1/14/32(6)	8,050	7,916,263
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(6)	8,125	8,160,978
Bank of New York Mellon Corp., 4.942% to 2/11/30, 2/11/31(6)	4,320	4,357,502
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.40%, 6/3/31(1)	6,723	6,815,441
Blackstone Private Credit Fund, 2.625%, 12/15/26	9,750	9,644,983
Blue Owl Credit Income Corp., 6.60%, 9/15/29	3,773	3,798,958
Blue Owl Finance LLC, 3.125%, 6/10/31	3,190	2,805,796
BNP Paribas SA, 5.335% to 6/12/28, 6/12/29(1)(6)	10,548	10,670,761
BPCE SA, 4.76% to 1/13/31, 1/13/32(1)(6)	3,600	3,549,534
Brookfield Asset Management Ltd.:
4.653%, 11/15/30	10,725	10,588,347
4.832%, 4/15/31	2,850	2,824,109
CaixaBank SA, 4.818% to 4/22/31, 4/22/32(1)(6)	3,900	3,869,371
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Canadian Imperial Bank of Commerce:
4.283% to 1/29/29, 1/29/30(6)		2,772	$ 2,741,942
4.58% to 9/8/30, 9/8/31(6)		7,406	7,336,307
CI Financial Corp., 7.50%, 5/30/29(1)		10,587	11,099,536
Citadel Finance LLC, 5.90%, 2/10/30(1)		9,715	9,800,128
Citadel LP, 6.375%, 1/23/32(1)		1,450	1,510,652
CRC Insurance Group LLC, 7.125%, 6/1/31(1)		4,200	4,189,106
Credit Agricole SA, 5.222% to 5/27/30, 5/27/31(1)(6)		8,350	8,419,754
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		14,080	13,729,340
DNB Bank ASA, 4.832% to 3/30/31, 3/30/32(1)(6)		12,838	12,795,578
Enact Holdings, Inc., 6.25%, 5/28/29		5,597	5,762,673
EPR Properties:
3.60%, 11/15/31		1,435	1,316,077
4.75%, 11/15/30		11,335	11,096,945
4.95%, 4/15/28		6,442	6,445,489
Equitable America Global Funding, 5.125%, 6/15/31(1)		2,961	2,972,752
Essent Group Ltd., 6.25%, 7/1/29		8,630	8,900,874
Extra Space Storage LP, 2.55%, 6/1/31		1,683	1,509,395
Fortitude Global Funding:
4.625%, 10/6/28(1)		2,893	2,862,433
5.50%, 6/12/31(1)		4,900	4,927,149
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		6,929	7,085,830
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		3,395	3,047,509
4.40%, 10/15/29(1)		4,920	4,776,955
7.95%, 6/15/33(1)		4,055	4,489,017
Goldman Sachs Group, Inc.:
4.369% to 10/21/30, 10/21/31(6)		8,556	8,369,878
4.516% to 1/21/31, 1/21/32(6)		4,400	4,317,843
4.594% to 4/20/29, 4/20/30(6)		4,485	4,460,266
4.972% to 6/3/31, 6/3/32(6)		9,355	9,351,625
5.218% to 4/23/30, 4/23/31(6)		10,677	10,785,291
HA Sustainable Infrastructure Capital, Inc.:
5.95%, 7/15/33(1)		1,745	1,753,063
6.375%, 7/1/34		8,619	8,794,354
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(6)		9,564	9,904,481
ING Groep NV, 4.803% to 3/23/31, 3/23/32(6)		10,900	10,830,428
Intact Financial Corp., 5.459%, 9/22/32(1)		10,400	10,676,062
Jefferies Financial Group, Inc.:
2.75%, 10/15/32		7,990	6,830,166
5.125%, 4/28/31		11,431	11,287,188
JPMorgan Chase & Co.:
4.255% to 10/22/30, 10/22/31(6)		9,255	9,050,108
6.087% to 10/23/28, 10/23/29(6)		34,667	35,726,722
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	5,732	842,078
Keybank National Association, 5.85%, 11/15/27		5,509	5,598,587
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)		6,636	6,590,017

Calvert
Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		4,574	$ 4,447,850
4.375%, 5/15/31(1)		3,308	3,180,870
Macquarie Bank Ltd., 3.624%, 6/3/30(1)		3,984	3,783,447
Marex Group PLC:
5.68%, 4/21/31		3,623	3,625,922
6.404%, 11/4/29		6,123	6,277,558
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)		4,213	4,191,682
NatWest Group PLC, 5.115% to 5/23/30, 5/23/31(6)		14,258	14,344,259
NLG Global Funding, 4.35%, 9/15/30(1)		4,523	4,427,960
Nykredit Realkredit AS:
3.50%, 4/1/53(7)	DKK	7,500	1,113,701
3.50%, 10/1/56(7)	DKK	218,725	32,184,226
Oaktree Strategic Credit Fund:
6.50%, 7/23/29		2,255	2,271,323
8.40%, 11/14/28		2,990	3,135,915
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28		4,100	4,143,124
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(6)		7,386	7,561,676
Radian Group, Inc., 4.875%, 3/15/27		14,183	14,171,398
Realkredit Danmark AS, 3.50%, 10/1/56(7)	DKK	56,867	8,340,826
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		3,000	2,887,610
3.875%, 3/1/31(1)		5,000	4,681,024
Royal Bank of Canada, 4.612% to 5/3/31, 5/3/32(6)		31,829	31,476,815
Sammons Financial Group, Inc., 5.95%, 6/15/36(1)		3,660	3,667,651
Societe Generale SA, 5.249% to 5/22/28, 5/22/29(1)(6)		5,155	5,193,154
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		13,870	13,593,267
Swedbank AB, 6.136%, 9/12/26(1)		11,147	11,181,929
Synchrony Financial, 5.45% to 3/6/30, 3/6/31(6)		1,875	1,875,580
Truist Financial Corp.:
4.597% to 1/27/31, 1/27/32(6)		7,457	7,355,899
4.68% to 4/23/31, 4/23/32(6)		14,940	14,750,534
UBS Group AG, 4.214% to 4/10/29, 4/10/30(1)(6)		11,818	11,625,169
UWM Holdings LLC, 6.25%, 3/15/31(1)		4,135	3,688,434
Wells Fargo & Co., 4.182% to 1/23/29, 1/23/30(6)		7,528	7,430,250
Willis North America, Inc., 4.55%, 3/15/31		14,100	13,851,308
			$752,916,883
Industrial — 0.9%
Hexcel Corp., 4.90%, 5/15/31		4,711	$4,698,003
Ingram Micro, Inc., 4.75%, 5/15/29(1)		7,075	6,952,801
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		5,480	5,493,985
TD SYNNEX Corp., 4.30%, 1/17/29		6,473	6,393,185
Vontier Corp., 2.95%, 4/1/31		1,899	1,721,834
			$25,259,808
Technology — 1.5%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)		4,287	$4,162,768
Security	Principal Amount* (000’s omitted)	Value
Technology (continued)
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	2,660	$ 2,776,830
Oracle Corp.:
4.80%, 9/26/32	11,164	10,627,196
5.35%, 5/4/33	10,145	9,857,390
5.70%, 2/4/36	8,828	8,552,623
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	5,622	6,202,826
		$ 42,179,633
Utilities — 1.4%
Engie SA, 5.25%, 4/10/29(1)	7,712	$7,828,423
NextEra Energy Capital Holdings, Inc.:
4.685%, 9/1/27	12,954	12,987,236
4.90%, 2/28/28	8,100	8,144,937
Niagara Mohawk Power Corp., 4.278%, 12/15/28(1)	6,200	6,145,090
XPLR Infrastructure Operating Partners LP, 4.50%, 9/15/27(1)	5,750	5,709,248
		$40,814,934
Total Corporate Bonds (identified cost $1,061,347,364)		$1,056,893,235

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Fixed-Income Funds — 0.2%
Calvert Ultra-Short Investment Grade ETF(8)	110,000	$ 5,570,400
Total Exchange-Traded Funds (identified cost $5,584,950)		$ 5,570,400

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(9)(10)	$3,500	$ 3,495,135
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(9)(10)	1,500	1,497,675
Total High Social Impact Investments (identified cost $5,000,000)		$ 4,992,810

Calvert
Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 3.6%(11)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	$3,254	$ 3,265,921
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	1,238	1,242,252
		$ 4,508,173
Beverages — 0.0%†
Primo Brands Corp., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 3/31/31	$999	$ 1,004,458
		$ 1,004,458
Broadline Retail — 0.2%
Peer Holding III BV, Term Loan, 7/1/31(12)	$5,500	$5,517,875
		$5,517,875
Chemicals — 0.2%
Charter NEX U.S., Inc., Term Loan, 6.114%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	$4,987	$4,994,063
		$4,994,063
Commercial Services & Supplies — 0.5%
GFL Environmental, Inc., Term Loan, 6.156%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	$2,494	$2,496,960
Prime Security Services Borrower LLC, Term Loan, 5.619%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	5,486	5,457,788
Reworld Holding Corp.:
Term Loan, 1/15/31(12)	4,731	4,735,819
Term Loan, 1/15/31(12)	769	769,571
		$13,460,138
Electronic Equipment, Instruments & Components — 0.1%
Chamberlain Group, Inc., Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 9/8/32	$3,491	$3,497,293
		$3,497,293
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$3,990	$3,979,035
		$3,979,035
Health Care Equipment & Supplies — 0.2%
Hologic, Inc., Term Loan, 5.995%, (3 mo. USD Term SOFR + 2.25%), 4/7/33	$5,000	$4,898,975
		$4,898,975
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services — 0.1%
CNT Holdings I Corp., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	$2,494	$ 2,498,724
		$ 2,498,724
Insurance — 0.7%
Alliant Holdings Intermediate LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	$3,169	$ 3,129,921
AmWINS Group, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 1/30/32	4,904	4,809,010
HUB International Ltd., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	5,833	5,833,685
USI, Inc.:
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	3,910	3,902,041
Term Loan, 9/29/30(12)	2,500	2,493,125
		$20,167,782
IT Services — 0.2%
Sedgwick Claims Management Services, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$5,910	$5,846,050
		$5,846,050
Life Sciences Tools & Services — 0.0%†
ICON Luxembourg SARL, Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	$970	$972,429
		$972,429
Machinery — 0.2%
Engineered Machinery Holdings, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 11/26/32	$2,494	$2,509,660
Gates Global LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 11/16/29	304	304,184
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	3,911	3,932,483
		$6,746,327
Metals/Mining — 0.2%
Zekelman Industries, Inc., Term Loan, 5.863%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	$5,985	$5,988,913
		$5,988,913
Pharmaceuticals — 0.4%
Jazz Financing Lux SARL, Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	$5,492	$5,513,190
Opal Bidco SAS, Term Loan, 4/28/32(12)	4,500	4,502,408
PRA Health Sciences, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	242	242,281
		$10,257,879

Calvert
Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services — 0.1%
Trans Union LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$3,920	$ 3,915,400
		$ 3,915,400
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	$1,770	$ 1,766,110
		$ 1,766,110
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.389%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$3,920	$ 3,925,562
		$ 3,925,562
Total Senior Floating-Rate Loans (identified cost $104,438,574)		$103,945,186

Sovereign Government Bonds — 0.2%

Security	Principal Amount (000’s omitted)		Value
Romania — 0.2%
Romania Government International Bonds, 5.125%, 9/24/31(7)	EUR	4,695	$ 5,496,618
Total Sovereign Government Bonds (identified cost $5,441,828)			$ 5,496,618

U.S. Government Agency Mortgage-Backed Securities — 7.9%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 5.50%, with various maturities to 2055	$79,984	$ 80,438,248
Federal National Mortgage Association, 5.50%, with various maturities to 2055	37,590	37,804,570
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA(13)	110,829	108,911,143
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $227,027,291)		$ 227,153,961

U.S. Treasury Obligations — 13.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
1.375%, 12/31/28	$241	$ 225,203
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.25%, 11/15/27	$87,214	$ 85,014,913
3.50%, 9/30/26	5,892	5,887,072
3.50%, 1/31/30	5,032	4,919,566
3.625%, 8/31/30	120,000	117,407,813
3.875%, 12/31/29	1,992	1,972,625
3.875%, 4/30/30	21,283	21,054,790
4.00%, 1/15/27	2,018	2,018,259
4.00%, 2/28/30	15,214	15,123,964
4.125%, 11/30/29	20,442	20,412,455
4.625%, 11/15/26	108,546	108,834,086
Total U.S. Treasury Obligations (identified cost $384,839,497)		$382,870,746

Short-Term Investments — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(14)	115,867,571	$ 115,867,571
Total Short-Term Investments (identified cost $115,867,571)		$ 115,867,571
Total Investments — 104.0% (identified cost $3,036,544,344)		$3,008,289,126

TBA Sale Commitments — (3.3)%
U.S. Government Agency Mortgage-Backed Securities — (3.3)%
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA(13)	$(95,028)	$ (95,358,370)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $94,831,262)		$ (95,358,370)
Total TBA Sale Commitments (proceeds $94,831,262)		$ (95,358,370)
Other Assets, Less Liabilities — (0.7)%		$ (20,747,588)
Net Assets — 100.0%		$2,892,183,168

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.

Calvert
Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $1,284,607,572 or 44.4% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at June 30, 2026.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(4)	When-issued security.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2026.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $47,135,371 or 1.6% of the Fund's net assets.
(8)	Affiliated fund.
(9)	May be deemed to be an affiliated company.
(10)	Restricted security. Total market value of restricted securities amounts to $4,992,810, which represents 0.2% of the net assets of the Fund as of June 30, 2026.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after June 30, 2026, at which time the interest rate will be determined.
(13)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	42,916,634	DKK	275,958,248	JPMorgan Chase Bank, N.A.	9/16/26	$561,952	$ —
USD	18,276,458	EUR	15,730,615	JPMorgan Chase Bank, N.A.	9/16/26	245,807	—
USD	23,161,483	GBP	17,264,304	Citibank, N.A.	9/16/26	261,367	—
						$1,069,126	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	5,029	Long	9/30/26	$1,036,641,911	$(1,403,328)
U.S. 5-Year Treasury Note	1,138	Long	9/30/26	121,819,344	104,627
Euro-Bund	(335)	Short	9/8/26	(48,742,055)	(503,351)
U.S. 10-Year Treasury Note	(817)	Short	9/21/26	(89,780,641)	(724,123)
U.S. Long Treasury Bond	(332)	Short	9/21/26	(37,682,000)	(313,525)
U.S. Ultra 10-Year Treasury Note	(497)	Short	9/21/26	(55,896,969)	(233,017)
U.S. Ultra-Long Treasury Bond	(40)	Short	9/21/26	(4,646,250)	17,423
					$(3,055,294)

Calvert
Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$3,500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,500,000
		$5,000,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended June 30, 2026, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in Calvert Impact Capital, Inc., affiliated funds and funds that may be deemed to be affiliated was $126,430,781, which represents 4.4% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 4,817,925	$ 758,850	$ —	$ —	$ (6,375)	$ 5,570,400	$ 161,453	110,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	3,542,910	—	—	—	(47,775)	3,495,135	131,250	$3,500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	1,520,160	—	—	—	(22,485)	1,497,675	56,250	$1,500,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	39,294,570	970,517,967	(893,944,966)	—	—	115,867,571	1,979,433	115,867,571
Total				$ —	$(76,635)	$126,430,781	$2,328,386

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Short Duration Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$540,981,785	$ —	$540,981,785
Collateralized Mortgage Obligations	—	342,434,298	—	342,434,298
Commercial Mortgage-Backed Securities	—	222,082,516	—	222,082,516
Corporate Bonds	—	1,056,893,235	—	1,056,893,235
Exchange-Traded Funds	5,570,400	—	—	5,570,400
High Social Impact Investments	—	4,992,810	—	4,992,810
Senior Floating-Rate Loans	—	103,945,186	—	103,945,186
Sovereign Government Bonds	—	5,496,618	—	5,496,618
U.S. Government Agency Mortgage-Backed Securities	—	227,153,961	—	227,153,961
U.S. Treasury Obligations	—	382,870,746	—	382,870,746
Short-Term Investments	115,867,571	—	—	115,867,571
Total Investments	$121,437,971	$2,886,851,155	$ —	$3,008,289,126
Forward Foreign Currency Exchange Contracts	$ —	$1,069,126	$ —	$1,069,126
Futures Contracts	122,050	—	—	122,050
Total	$121,560,021	$2,887,920,281	$ —	$3,009,480,302
Liability Description
TBA Sale Commitments	$ —	$(95,358,370)	$ —	$(95,358,370)
Futures Contracts	(3,177,344)	—	—	(3,177,344)
Total	$(3,177,344)	$(95,358,370)	$ —	$(98,535,714)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.